Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade and other payables [Abstract]
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2021	2020
V.A.T	7,473	3,453
Trade payables	86,672	63,528
Payables to LGI (former non-controlling interest)	—	3,528
Customer advance payments	426	—
Other short-term advance payments (a)	1,558	—
Staff costs to be paid	17,973	13,752
Royalties to be paid	7,347	5,287
Taxes and other debts to be paid	6,651	9,734
To be paid to co-venturers (Note 34)	953	5,760
	129,053	105,042
Classified as follows:
Current	127,513	100,156
Non-current	1,540	4,886
(a)	Advance payment collected in relation with the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks (see Note 36.3.1).